Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value of marketable investment securities in a loss position
Total	$ 2,027,193	$ 2,040,282	$ 753,784
Unrealized loss on marketable investment securities in a loss position
Total	(1,263)	(3,355)
Debt Securities
Fair value of marketable investment securities in a loss position
Less than 12 months	1,858,459	2,002,239	724,739
12 months or more	168,734	38,043	29,045
Unrealized loss on marketable investment securities in a loss position
Less than 12 months	(1,243)	(2,820)
12 months or more	$ (20)	$ (535)